NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of the Calculation of Basic and Diluted Earnings per Share
For the years ended December 31,
	2010	2011	2012

Net income (loss) attributable to Actions Semiconductor Co., Ltd.	$384	$3,005	$(2,202)
Shares:
Weighted average shares outstanding used in computing basic net income (loss) per share	438,401,072	418,499,545	412,706,341
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards	16,167,778	15,483,560	-
Weighted average shares outstanding used in computing diluted net income (loss) per share	454,568,850	433,983,105	412,706,341
Net income (loss) per share, basic	$0.001	$0.007	$(0.005)
Net income (loss) per share, diluted	$0.001	$0.007	$(0.005)